Document and Entity Information	24 Months Ended
Aug. 31, 2017
Document Type	S-4
Amendment Flag	false
Document Period End Date	Aug. 31, 2017
Trading Symbol	lxrp
Entity Registrant Name	Lexaria Bioscience Corp.
Entity Central Index Key	0001348362
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY